INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net tax benefit due to remeasurement of US net deferred tax liability at lower tax corporate tax rate	$ 9.6
Canadian Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, amount derecognized		$ 0.4